Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Schwab [member]	Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares and other equity instruments [member]	Contributed Surplus [Member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares and other equity instruments [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Schwab [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Equity attributable to owners of parent [member]
Balance at beginning of year at Oct. 31, 2020			$ 22,487	$ 5,650	$ (37)	$ (4)	$ 121	$ 53,845					$ (37)	$ 9,357	$ 3,826	$ 543	$ (252)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			165				6
Shares issued as a result of dividend reinvestment plan			414
Issue of shares and other equity instruments				1,750
Redemption of shares and other equity instruments				(1,700)
Purchase of shares					(10,859)
Purchase of shares and other equity instruments						(205)
Sale of shares and other equity instruments						199
Sale of shares					10,744
Other							46
Net income attributable to equity instrument holders								14,298
Preferred dividends and distributions on other equity instruments									$ (5,741)	$ (249)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 21)								(1)
Share and other equity instrument issue expenses								(5)
Remeasurement gain/(loss) on employee benefit plans	$ 1,787							1,787
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								10
Other comprehensive income (loss)	(33)															(34)
Allowance for credit losses	1															1
Other comprehensive income (loss)																	443
Reclassification of loss/(gain) to retained earnings																	(10)
Other comprehensive income (loss)	51												51
Other comprehensive income (loss)	(4,127)													(4,127)
Other comprehensive income (loss)	(1,896)														(1,896)
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (768)										$ (768)
Balance at end of year at Oct. 31, 2021	99,818		23,066	5,700	(152)	(10)	173	63,944			$ 7,097		14	5,230	1,930	510	181	$ 99,818
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			120				18
Shares issued as a result of dividend reinvestment plan			1,442
Purchase of shares for cancellation and other			(265)
Issue of shares and other equity instruments				5,553
Purchase of shares					(10,852)
Purchase of shares and other equity instruments						(255)
Sale of shares and other equity instruments						258
Sale of shares					10,913
Net premium (discount) on sale of treasury instruments							(3)
Other							(9)
Net income attributable to equity instrument holders								17,429
Preferred dividends and distributions on other equity instruments									$ (6,442)	$ (259)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 21)								(1,930)
Share and other equity instrument issue expenses								(24)
Remeasurement gain/(loss) on employee benefit plans	815							815
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								165
Other comprehensive income (loss)	(986)															(981)
Allowance for credit losses	(5)															(5)
Other comprehensive income (loss)																	7
Reclassification of loss/(gain) to retained earnings																	(165)
Other comprehensive income (loss)	64												64
Other comprehensive income (loss)	6,818													6,818
Other comprehensive income (loss)	(7,647)														(7,647)
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (3,200)										$ (3,968)
Balance at end of year at Oct. 31, 2022	$ 111,383		$ 24,363	$ 11,253	$ (91)	$ (7)	$ 179	$ 73,698			$ 1,988		$ 78	$ 12,048	$ (5,717)	$ (476)	$ 23	$ 111,383